As filed with the Securities and Exchange Commission on August 24, 2000 Registration Nos.
33-88460
811-08946

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [_]
Pre-Effective Amendment No.                               [_]
Post-Effective Amendment No. 9                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]
Amendment No. 27                                                 [X]
                    (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                               (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and address of agent for service)

                       Copies of all communications to:

           Diane N. Ledger                          Jane A. Kanter, Esq.
   Pacific Life Insurance Company                  Dechert Price & Rhoads
           P. O. Box 9000                           1775 Eye Street, N.W.
    Newport Beach, CA 92658-9030                Washington, D.C. 20006-2401


Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on August 28, 2000 pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
[_]  on ____________ pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Portfolios Variable Annuity individual flexible premium variable annuity contracts.

Filing Fee: None

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000955, filed on April 21, 2000, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000955, filed on April 21, 2000, and incorporated by reference herein.)

                      Supplement Dated August 28, 2000 to
                        Prospectus Dated May 1, 2000 for
                Pacific Portfolios, a variable annuity contract
                    Issued by Pacific Life Insurance Company

                          -----------------------------------------------------
Termination of the         The assets of Pacific Select Fund Bond and Income
Bond and                   Portfolio, the underlying Portfolio for the Bond
Income Investment          and Income Subaccount, are scheduled to be
Option                     transferred to the Pacific Select Fund Managed Bond
                           Portfolio in exchange for shares of the Managed
Other terms of your        Bond Portfolio (the "reorganization") on September
policy will not change     22, 2000, at or about 4:00 p.m. Eastern time (the
as a result of the         "reorganization date"). At the same time that this
transaction described      reorganization occurs, the corresponding Subaccount
in this supplement.        Units and Subaccount Annuity Units of the Bond and
                           Income Subaccount will automatically be transferred to the Managed Bond Subaccount in exchange for corresponding units of that Investment Option. The
                           Bond and Income Subaccount will cease to exist.

                           You need not take any action regarding the reorganization. The transfer of your units will occur automatically on the reorganization date.

                           If you do not wish to participate in the Managed Bond Investment Option, you can transfer among the Investment Options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the Prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make annually.

                           Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income Subaccount, the instruction will be deemed an instruction for the Managed Bond Subaccount. Instructions include, but are not limited to instructions for Purchase Payment allocations, any transfer or exchange instructions, including instructions under the Portfolio Rebalancing, Dollar Cost Averaging, and Sweep Programs, and Partial Withdrawal instructions.

                          -----------------------------------------------------
Postponement of the        The reorganization date may be postponed if:
Transaction
                           . the New York Stock Exchange or another primary
If the reorganization        trading market for Portfolio securities of the
date of the Bond and         Bond and Income Portfolio and/or the Managed Bond
Income Portfolio is          Portfolio is closed to trading or otherwise
postponed, the               restricted, or
corresponding transfer
from the Bond and          . trading or the reporting of trading on the New
Income Variable              York Stock Exchange or other primary trading
Account to the Managed       market is disrupted and the Fund's board of
Bond Variable Account        trustees believes the value of the net assets in
will also be                 either Portfolio cannot be accurately appraised.
postponed.
                           If either of these events occur, the transaction described above will be postponed until the first business day after trading is fully resumed and reporting has been restored.

This supplement replaces An Overview of Pacific Portfolios: Fees and Expenses Paid by the Pacific Select Fund: Other Expenses with the following:

                       Other Expenses
                       The table also shows the Fund expenses for each Portfolio based on expenses in 1999, adjusted to reflect recently reduced custody fees. To help limit Fund expenses, effective July 1, 2000 we have contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 1999, Pacific Life reimbursed the Small-Cap Index Portfolio $96,949.

                    -----------------------------------------------------------------------
                                                                    Less
                                        Advisory Other    Total     adviser's     Total net
                    Portfolio           fee      expenses expenses+ reimbursement expenses
                    -----------------------------------------------------------------------
                                            As an annual % of average daily net assets
                    Aggressive Equity     0.80     0.04     0.84          --        0.84
                    Emerging Markets/1/   1.10     0.19     1.29          --        1.29
                    Diversified
                     Research/2/          0.90     0.05     0.95          --        0.95
                    Small-Cap Equity      0.65     0.04     0.69          --        0.69
                    International
                     Large-Cap/2/         1.05     0.10     1.15          --        1.15
                    Bond and Income       0.60     0.05     0.65          --        0.65
                    Equity                0.65     0.03     0.68          --        0.68
                    I-Net Tollkeeper/2/   1.50     0.14     1.64        (0.04)      1.60
                    Multi-Strategy        0.65     0.04     0.69          --        0.69
                    Equity Income         0.65     0.04     0.69          --        0.69
                    Growth LT             0.75     0.03     0.78          --        0.78
                    Mid-Cap Value         0.85     0.07     0.92          --        0.92
                    Equity Index/3/       0.25     0.04     0.29          --        0.29
                    Small-Cap Index       0.50     0.30     0.80        (0.20)      0.60
                    REIT                  1.10     0.15     1.25        (0.05)      1.20
                    International Value   0.85     0.09     0.94          --        0.94
                    Government Securities 0.60     0.05     0.65          --        0.65
                    Managed Bond/1/       0.60     0.05     0.65          --        0.65
                    Money Market/1/       0.35     0.04     0.39          --        0.39
                    High Yield Bond/1/    0.60     0.05     0.65          --        0.65
                    Large-Cap Value       0.85     0.08     0.93          --        0.93
                       --------------------------------------------------------------------

                       /1/ Total adjusted net expenses for these Portfolios in
                           1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.

                       /2/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 1999 because the Portfolios started after December 31, 1999.

                       /3/ Total adjusted net expenses for the Equity Index
                           Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the Portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this Portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.

                       + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0023% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------
Examples is amended    The following is added to Examples:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $45,000

                       . the Investment Options have an annual return of 5%

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $50,000 and a waiver would normally apply.

                       without EGMDBR and GIA Rider reflects the expenses you would pay if you did not buy the optional Enhanced Guaranteed Minimum Death Benefit Rider (EGMDBR) and the Guaranteed Income Advantage (GIA) Rider.

                       with EGMDBR reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider, but not the GIA Rider. These expenses depend on the age of the youngest Annuitant on the Contract Date.

                       with GIA Rider reflects the expenses you would pay if you bought the optional Guaranteed Income Advantage Rider, but not the Enhanced Guaranteed Minimum Death Benefit Rider.

                       with EGMDBR and GIA Rider reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider and the Guaranteed Income Advantage Rider.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   -----------------------------------------------------------------------------------------
                                                                                       Expenses if you did
                                                                                       not annuitize or
                                           Expenses if you       Expenses if you       surrender, but left
                                           annuitized            surrendered           the money in your
                                           your Contract ($)     your Contract ($)     Contract ($)
                   -----------------------------------------------------------------------------------------
                   Variable Account         1 yr 3 yr 5 yr 10 yr  1 yr 3 yr 5 yr 10 yr  1 yr 3 yr 5 yr 10 yr
                   -----------------------------------------------------------------------------------------
                   Aggressive Equity
                   without EGMDBR and GIA
                   Rider                   87     73  124  265   87    127  151  265   24     73  124  265
                   with EGMDBR; age 0-65   88     76  129  275   88    130  156  275   25     76  129  275
                   with EGMDBR; age 66-75  90     82  139  295   90    136  166  295   27     82  139  295
                   with GIA Rider          90     82  139  295   90    136  166  295   27     82  139  295
                   with EGMDBR and GIA
                   Rider; age 0-65         91     85  144  305   91    139  171  305   28     85  144  305
                   with EGMDBR and GIA
                   Rider; age 66-75        93     91  154  325   93    145  181  325   30     91  154  325
                   -----------------------------------------------------------------------------------------
                   Emerging Markets
                   without EGMDBR and GIA
                   Rider                   91     86  146  308   91    140  173  308   28     86  146  308
                   with EGMDBR; age 0-65   92     89  151  318   92    143  178  318   29     89  151  318
                   with EGMDBR; age 66-75  94     95  161  337   94    149  188  337   31     95  161  337
                   with GIA Rider          94     95  161  337   94    149  188  337   31     95  161  337
                   with EGMDBR and GIA
                   Rider; age 0-65         95     98  166  347   95    152  193  347   32     98  166  347
                   with EGMDBR and GIA
                   Rider; age 66-75        97    104  176  365   97    158  203  365   34    104  176  365
                   -----------------------------------------------------------------------------------------
                   Diversified Research
                   without EGMDBR and GIA
                   Rider                   88     76  130  276   88    130  157  276   25     76  130  276
                   with EGMDBR; age 0-65   89     79  135  286   89    133  162  286   26     79  135  286
                   with EGMDBR; age 66-75  91     85  145  306   91    139  172  306   28     85  145  306
                   with GIA Rider          91     85  145  306   91    139  172  306   28     85  145  306
                   with EGMDBR and GIA
                   Rider; age 0-65         92     88  150  316   92    142  177  316   29     88  150  316
                   with EGMDBR and GIA
                   Rider; age 66-75        94     94  160  335   94    148  187  335   31     94  160  335
                   -----------------------------------------------------------------------------------------
                   Small-Cap Equity
                   without EGMDBR and GIA
                   Rider                   85     68  117  250   85    122  144  250   22     68  117  250
                   with EGMDBR; age 0-65   86     71  122  260   86    125  149  260   23     71  122  260
                   with EGMDBR; age 66-75  88     77  132  280   88    131  159  280   25     77  132  280
                   with GIA Rider          88     77  132  280   88    131  159  280   25     77  132  280
                   with EGMDBR and GIA
                   Rider; age 0-65         89     80  137  290   89    134  164  290   26     80  137  290
                   with EGMDBR and GIA
                   Rider; age 66-75        91     86  147  310   91    140  174  310   28     86  147  310
                   -----------------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------------
                                                                                     Expenses if you did
                                                                                     not annuitize or
                                           Expenses if you      Expenses if you      surrender, but left
                                           annuitized           surrendered          the money in your
                                           your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------------
                   Variable Account        1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr  1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------------
                   International Large-Cap
                   without EGMDBR and GIA
                   Rider                    90   82  140  296    90  136  167  296   27     82  140  296
                   with EGMDBR; age 0-65    91   85  145  306    91  139  172  306   28     85  145  306
                   with EGMDBR; age 66-75   93   91  155  325    93  145  182  325   30     91  155  325
                   with GIA Rider           93   91  155  325    93  145  182  325   30     91  155  325
                   with EGMDBR and GIA
                   Rider; age 0-65          94   94  160  335    94  148  187  335   31     94  160  335
                   with EGMDBR and GIA
                   Rider; age 66-75         96  100  169  354    96  154  196  354   33    100  169  354
                   ---------------------------------------------------------------------------------------
                   Bond and Income
                   without EGMDBR and GIA
                   Rider                    85   68  117  251    85  122  144  251   22     68  117  251
                   with EGMDBR; age 0-65    86   71  122  261    86  125  149  261   23     71  122  261
                   with EGMDBR; age 66-75   88   77  132  281    88  131  159  281   25     77  132  281
                   with GIA Rider           88   77  132  281    88  131  159  281   25     77  132  281
                   with EGMDBR and GIA
                   Rider; age 0-65          89   81  137  291    89  135  164  291   26     81  137  291
                   with EGMDBR and GIA
                   Rider; age 66-75         91   87  147  311    91  141  174  311   28     87  147  311
                   ---------------------------------------------------------------------------------------
                   Equity
                   without EGMDBR and GIA
                   Rider                    85   68  116  249    85  122  143  249   22     68  116  249
                   with EGMDBR; age 0-65    86   71  121  259    86  125  148  259   23     71  121  259
                   with EGMDBR; age 66-75   88   77  131  279    88  131  158  279   25     77  131  279
                   with GIA Rider           88   77  131  279    88  131  158  279   25     77  131  279
                   with EGMDBR and GIA
                   Rider; age 0-65          89   80  136  289    89  134  163  289   26     80  136  289
                   with EGMDBR and GIA
                   Rider; age 66-75         91   86  146  309    91  140  173  309   28     86  146  309
                   ---------------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without EGMDBR and GIA
                   Rider                    94   95  162  339    94  149  189  339   31     95  162  339
                   with EGMDBR; age 0-65    95   98  167  348    95  152  194  348   32     98  167  348
                   with EGMDBR; age 66-75   97  104  176  367    97  158  203  367   34    104  176  367
                   with GIA Rider           97  104  176  367    98  160  206  371   34    104  176  367
                   with EGMDBR and GIA
                   Rider; age 0-65          98  107  181  376    98  161  208  376   35    107  181  376
                   with EGMDBR and GIA
                   Rider; age 66-75        100  113  191  394   100  167  218  394   37    113  191  394
                   ---------------------------------------------------------------------------------------
                   Multi-Strategy
                   without EGMDBR and GIA
                   Rider                    85   68  117  250    85  122  144  250   22     68  117  250
                   with EGMDBR; age 0-65    86   71  122  260    86  125  149  260   23     71  122  260
                   with EGMDBR; age 66-75   88   77  132  280    88  131  159  280   25     77  132  280
                   with GIA Rider           88   77  132  280    88  131  159  280   25     77  132  280
                   with EGMDBR and GIA
                   Rider; age 0-65          89   80  137  290    89  134  164  290   26     80  137  290
                   with EGMDBR and GIA
                   Rider; age 66-75         91   86  147  310    91  140  174  310   28     86  147  310
                   ---------------------------------------------------------------------------------------
                   Equity Income
                   without EGMDBR and GIA
                   Rider                    85   68  117  250    85  122  144  250   22     68  117  250
                   with EGMDBR; age 0-65    86   71  122  260    86  125  149  260   23     71  122  260
                   with EGMDBR; age 66-75   88   77  132  280    88  131  159  280   25     77  132  280
                   with GIA Rider           88   77  132  280    88  131  159  280   25     77  132  280
                   with EGMDBR and GIA
                   Rider; age 0-65          89   80  137  290    89  134  164  290   26     80  137  290
                   with EGMDBR and GIA
                   Rider; age 66-75         91   86  147  310    91  140  174  310   28     86  147  310
                   ---------------------------------------------------------------------------------------
                   Growth LT
                   without EGMDBR and GIA
                   Rider                    86   71  121  259    86  125  148  259   23     71  121  259
                   with EGMDBR; age 0-65    87   74  126  269    87  128  153  269   24     74  126  269
                   with EGMDBR; age 66-75   89   80  136  289    89  134  163  289   26     80  136  289
                   with GIA Rider           89   80  136  289    89  134  163  289   26     80  136  289
                   with EGMDBR and GIA
                   Rider; age 0-65          90   83  141  299    90  137  168  299   27     83  141  299
                   with EGMDBR and GIA
                   Rider; age 66-75         92   89  151  319    92  143  178  319   29     89  151  319
                   ---------------------------------------------------------------------------------------
                   Mid-Cap Value
                   without EGMDBR and GIA
                   Rider                    87   75  128  273    87  129  155  273   24     75  128  273
                   with EGMDBR; age 0-65    88   78  133  283    88  132  160  283   25     78  133  283
                   with EGMDBR; age 66-75   90   84  143  303    90  138  170  303   27     84  143  303
                   with GIA Rider           90   84  143  303    90  138  170  303   27     84  143  303
                   with EGMDBR and GIA
                   Rider; age 0-65          91   87  148  313    91  141  175  313   28     87  148  313
                   with EGMDBR and GIA
                   Rider; age 66-75         93   93  158  332    93  147  185  332   28     87  148  313
                   ---------------------------------------------------------------------------------------
                   Equity Index
                   without EGMDBR and GIA
                   Rider                    81   56   95  207    81  110  122  207   18     56   95  207
                   with EGMDBR; age 0-65    82   59  101  217    82  113  128  217   19     59  101  217
                   with EGMDBR; age 66-75   84   65  111  239    84  119  138  239   21     65  111  239
                   with GIA Rider           84   65  111  239    84  119  138  239   21     65  111  239
                   with EGMDBR and GIA
                   Rider; age 0-65          85   68  116  249    85  122  143  249   22     68  116  249
                   with EGMDBR and GIA
                   Rider; age 66-75         87   74  126  270    87  128  153  270   24     74  126  270
                   ---------------------------------------------------------------------------------------

                   -----------------------------------------------------------------------------------------
                                                                                       Expenses if you did
                                                                                       not annuitize or
                                           Expenses if you       Expenses if you       surrender, but left
                                           annuitized            surrendered           the money in your
                                           your Contract ($)     your Contract ($)     Contract ($)
                   -----------------------------------------------------------------------------------------
                   Variable Account         1 yr 3 yr 5 yr 10 yr  1 yr 3 yr 5 yr 10 yr  1 yr 3 yr 5 yr 10 yr
                   -----------------------------------------------------------------------------------------
                   Small-Cap Value
                   without EGMDBR and GIA
                   Rider                   84     65  112  240   84    119  139  240   21     65  112  240
                   with EGMDBR; age 0-65   85     68  117  251   85    122  144  251   22     68  117  251
                   with EGMDBR; age 66-75  87     74  127  271   87    128  154  271   24     74  127  271
                   with GIA Rider          87     74  127  271   87    128  154  271   24     74  127  271
                   with EGMDBR and GIA
                   Rider; age 0-65         88     78  132  281   88    132  159  281   25     78  132  281
                   with EGMDBR and GIA
                   Rider; age 66-75        90     84  142  301   90    138  169  301   27     84  142  301
                   -----------------------------------------------------------------------------------------
                   REIT
                   without EGMDBR and GIA
                   Rider                   90     83  142  301   90    137  169  301   27     83  142  301
                   with EGMDBR; age 0-65   91     86  147  310   91    140  174  310   28     86  147  310
                   with EGMDBR; age 66-75  93     92  157  330   93    146  184  330   30     92  157  330
                   with GIA Rider          93     92  157  330   93    146  184  330   30     92  157  330
                   with EGMDBR and GIA
                   Rider; age 0-65         94     95  162  339   94    149  189  339   31     95  162  339
                   with EGMDBR and GIA
                   Rider; age 66-75        96    101  172  358   96    155  199  358   33    101  172  358
                   -----------------------------------------------------------------------------------------
                   International Value
                   without EGMDBR and GIA
                   Rider                   88     76  129  275   88    130  156  275   25     76  129  275
                   with EGMDBR; age 0-65   89     79  134  285   89    133  161  285   26     79  134  285
                   with EGMDBR; age 66-75  91     85  144  305   91    139  171  305   28     85  144  305
                   with GIA Rider          91     85  144  305   91    139  171  305   28     85  144  305
                   with EGMDBR and GIA
                   Rider; age 0-65         92     88  149  315   92    142  176  315   29     88  149  315
                   with EGMDBR and GIA
                   Rider; age 66-75        94     94  159  334   94    148  186  334   31     94  159  334
                   -----------------------------------------------------------------------------------------
                   Government Securities
                   without EGMDBR and GIA
                   Rider                   85     67  114  245   85    121  141  245   22     67  114  245
                   with EGMDBR; age 0-65   86     70  120  256   86    124  147  256   23     70  120  256
                   with EGMDBR; age 66-75  88     76  130  276   88    130  157  276   25     76  130  276
                   with GIA Rider          88     76  130  276   88    130  157  276   25     76  130  276
                   with EGMDBR and GIA
                   Rider; age 0-65         89     79  135  286   89    133  162  286   26     79  135  286
                   with EGMDBR and GIA
                   Rider; age 66-75        91     85  145  306   91    139  172  306   28     85  145  306
                   -----------------------------------------------------------------------------------------
                   Managed Bond
                   without EGMDBR and GIA
                   Rider                   85     67  114  244   85    121  141  244   22     67  114  244
                   with EGMDBR; age 0-65   86     70  119  255   86    124  146  255   23     70  119  255
                   with EGMDBR; age 66-75  88     76  129  275   88    130  156  275   25     76  129  275
                   with GIA Rider          88     76  129  275   88    130  156  275   25     76  129  275
                   with EGMDBR and GIA
                   Rider; age 0-65         89     79  134  285   89    133  161  285   26     79  134  285
                   with EGMDBR and GIA
                   Rider; age 66-75        91     85  144  305   91    139  171  305   28     85  144  305
                   -----------------------------------------------------------------------------------------
                   Money Market
                   without EGMDBR and GIA
                   Rider                   82     59  101  217   82    113  128  217   19     59  101  217
                   with EGMDBR; age 0-65   83     62  106  228   83    116  133  228   20     62  106  228
                   with EGMDBR; age 66-75  85     68  116  249   85    122  143  249   22     68  116  249
                   with GIA Rider          85     68  116  249   85    122  143  249   22     68  116  249
                   with EGMDBR and GIA
                   Rider; age 0-65         86     71  121  259   86    125  148  259   23     71  121  259
                   with EGMDBR and GIA
                   Rider; age 66-75        88     77  131  280   88    131  158  280   25     77  131  280
                   -----------------------------------------------------------------------------------------
                   High Yield Bond
                   without EGMDBR and GIA
                   Rider                   85     67  114  244   85    121  141  244   22     67  114  244
                   with EGMDBR; age 0-65   86     70  119  255   86    124  146  255   23     70  119  255
                   with EGMDBR; age 66-75  88     76  129  275   88    130  156  275   25     76  129  275
                   with GIA Rider          88     76  129  275   88    130  156  275   25     76  129  275
                   with EGMDBR and GIA
                   Rider; age 0-65         89     79  134  285   89    133  161  285   26     79  134  285
                   with EGMDBR and GIA
                   Rider; age 66-75        91     85  144  305   91    139  171  305   28     85  144  305
                   -----------------------------------------------------------------------------------------
                   Large-Cap Value
                   without EGMDBR and GIA
                   Rider                   87     75  129  274   87    129  156  274   24     75  129  274
                   with EGMDBR; age 0-65   89     78  134  284   89    132  161  284   26     78  134  284
                   with EGMDBR; age 66-75  91     84  144  304   91    138  171  304   28     84  144  304
                   with GIA Rider          91     84  144  304   91    138  171  304   28     84  144  304
                   with EGMDBR and GIA
                   Rider; age 0-65         92     87  149  314   92    141  176  314   29     87  149  314
                   with EGMDBR and GIA
                   Rider; age 66-75        94     93  159  333   94    147  186  333   31     93  159  333
                   -----------------------------------------------------------------------------------------

                                    PART II

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:  None

                    Part B:

                           (1) Registrant's Financial Statements

                               Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account A:

                                 Statements of Assets and Liabilities
                                 Statements of Operations
                                 Statements of Changes in Net Assets
                                 Notes to Financial Statements

                           (2) Depositor's Financial Statements

                               Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998, and for the three year period ended December 31, 1999, included in Part B include the following for Pacific Life:

                                 Independent Auditors' Report
                                 Consolidated Statements of Financial Condition Consolidated Statements of Operations Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                                 Notes to Consolidated Financial Statements

                    (b)  Exhibits

                    1.   (a)  Resolution of the Board of Directors of the
                              Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A./1/

                         (b) Memorandum Establishing Two New Variable Accounts--Aggressive Equity and Emerging Markets Portfolios./1/

                         (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./3/

                    2.   Not applicable

                    3.   (a)  Distribution Agreement between Pacific Mutual Life
                              and Pacific Mutual Distributors, Inc. ("PMD") (formerly Pacific Equities Network) /1/

                         (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers /1/

                    4.   (a)  Form of Individual Flexible Premium Variable
                              Accumulation Annuity Contract /2/

                         (b)  Qualified Plan Loan Endorsement /1/

                         (c)  Individual Retirement Annuity Rider /1/

                         (d)  Qualified Pension Plan Rider /1/

                         (e)  403(b) Tax-Sheltered Annuity Rider /2/

                         (f)  Section 457 Plan Rider /1/

                         (g) Endorsement for 403(b) Texas Optional Retirement Program (ORP) /1/

                         (h)  IRA Rider (Form R-IRA 198) /3/

                         (i)  Roth IRA Rider (Form R-RIRA 198) /3/

                         (j)  Simple IRA Rider (Form R-SIRA 198) /3/

                         (k)  DCA Plus Fixed Option Endorsement
                              (Form E-DCA 697)/3/

                         (l) Guaranteed Minimum Death Benefit Endorsement (Form E-GMDB 398) /3/

                         (m) Enhanced Guaranteed Minimum Death Benefit Rider (Form R-EGMDB 398) /3/

                         (n) Guaranteed Income Advantage Rider (Form 23-113499) /5/

                    5.   (a)  Application Form for Individual Flexible Premium
                              Variable Accumulation Annuity Contract./6/

                         (b)  Variable Annuity PAC APP /1/

                         (c)  Application/Confirmation Form/6/

                    6.   (a)  Pacific Life's Articles of Incorporation /3/

                         (b)  By-laws of Pacific Life /3/

                    7.   Not applicable

                    8.   Fund Participation Agreement/6/

                    9. Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered. /1/

                    10.  Independent Auditors' Consent/7/

                    11.  Not applicable

                    12.  Not applicable

                    13.  Performance Calculations/7/

                    14.  Not applicable

                    15.  Powers of Attorney/6/

                    16.  Not applicable

/1/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0000898430-96-001377 filed on April 19, 1996 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0001017062-97-000794 filed on April 30, 1997 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4, File No. 33-88460, Accession No. 0001017062-99-000659 filed on April 15, 1999 and incorporated by reference.

/5/ Included in Registrant's Form 497, File No. 33-88460, Accession No. 0001017062-99-001607 filed on September 14, 1999 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000577 filed on February 29, 2000 and incorporated by reference herein.

/7/ Included in Registrant's Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000955 filed on April 21, 2000 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life

                                  Positions and Offices
Name and Address                  with Pacific Life

Thomas C. Sutton                  Director, Chairman of the Board, and
                                  Chief Executive Officer

Glenn S. Schafer                  Director and President

Khanh T. Tran                     Director, Senior Vice President and
                                  Chief Financial Officer

David R. Carmichael               Director, Senior Vice President and
                                  General Counsel

Audrey L. Milfs                   Director, Vice President and Corporate
                                  Secretary

Edward R. Byrd                    Vice President and Controller

Brian D. Klemens                  Vice President and Treasurer

Gerald W. Robinson                Executive Vice President

______________________________

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                  PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                   LEGAL STRUCTURE

          Pacific Life is a California Stock Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Corporation), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Corporation), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc., Pacific Financial Products Inc. (a Delaware Corporation), PPA LLC (a Delaware Limited Liability Company), CCM LLC (a Delaware Limited Liability Company), NFJ LLC (a Delaware Limited Liability Company), and PIMCO Holding LLC (a Delaware Limited Liability Company). Pacific Asset Management LLC has a 32% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately 26,501 Qualified

                        28,860 Non Qualified


Item 28.  Indemnification

     (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

         Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

         PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

     (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD" formerly known asPacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

         Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

          (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B and Pacific Select Fund.

          (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 24th day of August, 2000.

                                      SEPARATE ACCOUNT A
                                           (Registrant)
                                      By: PACIFIC LIFE INSURANCE COMPANY

                                      By:  ____________________________________
                                           Thomas C. Sutton*
                                           Chairman and Chief Executive Officer

                                      By: PACIFIC LIFE INSURANCE COMPANY
                                           (Depositor)

                                      By:  ____________________________________
                                           Thomas C. Sutton*
                                           Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


        Signature            Title                             Date

_________________________    Director, Chairman of the Board   August 24, 2000
Thomas C. Sutton*            and Chief Executive Officer

_________________________    Director and President            August 24, 2000
Glenn S. Schafer*

_________________________    Director, Senior Vice President   August 24, 2000
Khanh T. Tran*               and Chief Financial Officer

_________________________    Director, Senior Vice President   August 24, 2000
David R. Carmichael*         and General Counsel

_________________________    Director, Vice President and      August 24, 2000
Audrey L. Milfs*             Corporate Secretary

_________________________    Vice President and Controller     August 24, 2000
Edward R. Byrd*

_________________________    Vice President and Treasurer      August 24, 2000
Brian D. Klemens*

_________________________    Executive Vice President          August 24, 2000
Gerald W. Robinson*

*By: /s/ David R. Carmichael                                   August 24, 2000
     __________________________
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 6, to the Registration Statement filed on February 29, 2000 on Form N-4 for Separate Account A, File No. 33-88460, Accession No. 0001017062-00-000577, as
Exhibit 15.)